Consolidated Statements of Changes in Equity	Common stock USD ($)	Common stock JPY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital JPY (¥)	Retained earnings USD ($)	Retained earnings JPY (¥)	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) JPY (¥)	Treasury stock USD ($)	Treasury stock JPY (¥)	Total Ricoh Company, Ltd. shareholders' equity USD ($)	Total Ricoh Company, Ltd. shareholders' equity JPY (¥)	Noncontrolling interests USD ($)	Noncontrolling interests JPY (¥)	Total USD ($)	Total JPY (¥)
Balance at Mar. 31, 2008		¥ 135,364,000,000		¥ 186,448,000,000		¥ 835,238,000,000		¥ (31,005,000,000)		¥ (45,849,000,000)		¥ 1,080,196,000,000		¥ 58,283,000,000		¥ 1,138,479,000,000
Cumulative effect of a change in accounting principle - adoption of accounting standard for measurement date change for postretirement benefit plans, net of tax						(643,000,000)		(6,000,000)				(649,000,000)				(649,000,000)
Adjusted Balance, beginning of year		135,364,000,000		186,448,000,000		834,595,000,000		(31,011,000,000)		(45,849,000,000)		1,079,547,000,000		58,283,000,000		1,137,830,000,000
Loss on disposal of treasury stock				(365,000,000)		(80,000,000)						(445,000,000)				(445,000,000)
Dividends declared and approved to Ricoh Company, Ltd. shareholders						(25,320,000,000)						(25,320,000,000)				(25,320,000,000)
Comprehensive income (loss):
Consolidated net income						6,530,000,000						6,530,000,000		2,322,000,000		8,852,000,000
Net unrealized gains and losses on securities								532,000,000				532,000,000		(121,000,000)		411,000,000
Pension liability adjustments								(33,507,000,000)				(33,507,000,000)		(55,000,000)		(33,562,000,000)
Net unrealized gains and losses on derivatives								35,000,000				35,000,000		2,000,000		37,000,000
Foreign currency translation adjustments, Net-of-tax amount								(61,170,000,000)				(61,170,000,000)		(198,000,000)		(61,368,000,000)
Total comprehensive income (loss)												(87,580,000,000)		1,950,000,000		(85,630,000,000)
Net changes in treasury stock										9,171,000,000		9,171,000,000				9,171,000,000
Dividends to noncontrolling interests														(683,000,000)		(683,000,000)
Issuance of treasury stock in exchange for subsidiary's stock														(10,573,000,000)		(10,573,000,000)
Balance at Mar. 31, 2009		135,364,000,000		186,083,000,000		815,725,000,000		(125,121,000,000)		(36,678,000,000)		975,373,000,000		48,977,000,000		1,024,350,000,000
Cumulative effect of a change in accounting principle - adoption of accounting standard for measurement date change for postretirement benefit plans, net of tax					(4,940,000)	(410,000,000)					(4,940,000)	(410,000,000)	(4,723,000)	(392,000,000)	(9,663,000)	(802,000,000)
Adjusted Balance, beginning of year	1,630,891,000	135,364,000,000	2,241,964,000	186,083,000,000	9,883,024,000	820,291,000,000	(1,590,976,000)	(132,051,000,000)	(442,843,000)	(36,756,000,000)	11,722,060,000	972,931,000,000	604,108,000	50,141,000,000	12,326,168,000	1,023,072,000,000
Loss on disposal of treasury stock						(39,000,000)						(39,000,000)				(39,000,000)
Dividends declared and approved to Ricoh Company, Ltd. shareholders						(22,858,000,000)						(22,858,000,000)				(22,858,000,000)
Comprehensive income (loss):
Consolidated net income						27,873,000,000						27,873,000,000		1,979,000,000		29,852,000,000
Net unrealized gains and losses on securities								524,000,000				524,000,000		10,000,000		534,000,000
Pension liability adjustments								6,966,000,000				6,966,000,000		65,000,000		7,031,000,000
Net unrealized gains and losses on derivatives								(784,000,000)				(784,000,000)		4,000,000		(780,000,000)
Foreign currency translation adjustments, Net-of-tax amount								(13,636,000,000)				(13,636,000,000)		2,000,000		(13,634,000,000)
Total comprehensive income (loss)												20,943,000,000		2,060,000,000		23,003,000,000
Net changes in treasury stock										(78,000,000)		(78,000,000)				(78,000,000)
Dividends to noncontrolling interests														(504,000,000)		(504,000,000)
Balance at Mar. 31, 2010	1,630,891,000	135,364,000,000	2,241,964,000	186,083,000,000	9,887,964,000	820,701,000,000	(1,590,976,000)	(132,051,000,000)	(442,843,000)	(36,756,000,000)	11,727,000,000	973,341,000,000	608,831,000	50,533,000,000	12,335,831,000	1,023,874,000,000
Loss on disposal of treasury stock					(337,000)	(28,000,000)					(337,000)	(28,000,000)			(337,000)	(28,000,000)
Dividends declared and approved to Ricoh Company, Ltd. shareholders					(288,470,000)	(23,943,000,000)					(288,470,000)	(23,943,000,000)			(288,470,000)	(23,943,000,000)
Comprehensive income (loss):
Consolidated net income					236,747,000	19,650,000,000					236,747,000	19,650,000,000	37,434,000	3,107,000,000	274,181,000	22,757,000,000
Net unrealized gains and losses on securities							1,133,000	94,000,000			1,133,000	94,000,000	(72,000)	(6,000,000)	1,061,000	88,000,000
Pension liability adjustments							(2,157,000)	(179,000,000)			(2,157,000)	(179,000,000)	(84,000)	(7,000,000)	(2,241,000)	(186,000,000)
Net unrealized gains and losses on derivatives							(133,000)	(11,000,000)			(133,000)	(11,000,000)	(265,000)	(22,000,000)	(398,000)	(33,000,000)
Foreign currency translation adjustments, Net-of-tax amount							(464,518,000)	(38,555,000,000)			(464,518,000)	(38,555,000,000)	3,241,000	269,000,000	(461,277,000)	(38,286,000,000)
Total comprehensive income (loss)											(228,928,000)	(19,001,000,000)	40,254,000	3,341,000,000	(188,674,000)	(15,660,000,000)
Net changes in treasury stock									(988,000)	(82,000,000)	(988,000)	(82,000,000)			(988,000)	(82,000,000)
Dividends to noncontrolling interests													(7,169,000)	(595,000,000)	(7,169,000)	(595,000,000)
Balance at Mar. 31, 2011	$ 1,630,891,000	¥ 135,364,000,000	$ 2,241,964,000	¥ 186,083,000,000	$ 9,830,964,000	¥ 815,970,000,000	$ (2,056,651,000)	¥ (170,702,000,000)	$ (443,831,000)	¥ (36,838,000,000)	$ 11,203,337,000	¥ 929,877,000,000	$ 637,193,000	¥ 52,887,000,000	$ 11,840,530,000	¥ 982,764,000,000